Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 3,453,032	$ 3,360,102
Interest-bearing deposits in other financial institutions	8,850,168	38,303,303
Cash and cash equivalents	12,303,200	41,663,405
Available-for-sale securities	97,692,685	101,980,644
Held-to-maturity securities	79,162	181,042
Stock in Federal Home Loan Bank, at cost	2,885,100	3,805,500
Mortgage loans held for sale	623,432	2,843,757
Loans receivable, net of allowance for loan losses at December 31, 2013 and 2012 - $7,801,600 and $8,740,325, respectively	464,379,854	465,531,973
Accrued interest receivable:
Loans	1,462,881	1,674,814
Investments and interest-bearing deposits	389,760	380,555
Prepaid expenses and other assets	5,536,879	6,228,173
Prepaid FDIC deposit insurance premiums		1,438,636
Foreclosed assets held for sale	3,821,976	4,529,727
Premises and equipment, net	10,886,720	11,286,410
Bank owned life insurance	14,043,697	13,657,480
Income taxes receivable	504,138	910,174
Deferred income taxes	5,278,651	4,319,928
	619,888,135	660,432,218
LIABILITIES
Deposits	487,318,939	500,014,715
Federal Home Loan Bank and Federal Reserve Bank advances	55,350,000	68,050,000
Securities sold under agreements to repurchase	10,000,000	25,000,000
Subordinated debentures	15,465,000	15,465,000
Advances from borrowers for taxes and insurance	149,668	152,867
Accrued expenses and other liabilities	998,934	481,382
Accrued interest payable	250,361	399,684
	569,532,902	609,563,648
COMMITMENTS AND CONTINGENCIES
Capital Stock:
Series A preferred stock, $0.01 par value; authorized 2,000,000 shares; issued and outstanding December 31, 2013 and 2012 - 12,000 shares	11,983,790	11,789,276
Common stock, $0.10 par value; authorized 10,000,000 shares; issued December 31, 2013 and 2012 - 6,783,603 and 6,781,803 shares, respectively	678,360	678,180
Common stock warrants; December 31, 2012 - 459,459 shares		1,377,811
Additional paid-in capital	57,655,031	58,267,529
Retained earnings, substantially restricted	43,769,485	39,324,292
Accumulated other comprehensive income (loss)
Unrealized gain (loss) on available-for-sale securities, net of income taxes; December 31, 2013 and 2012 - ($1,471,923) and $470,326, respectively	(2,506,248)	800,826
	111,580,418	112,237,914
Treasury stock, at cost; December 31, 2013 and December 31, 2012 - 4,051,248 and 4,056,862 shares, respectively	(61,225,185)	(61,369,344)
	50,355,233	50,868,570
	$ 619,888,135	$ 660,432,218